Accounts receivable (Policies)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Accounts receivable

Accounts receivable represent the aggregate amount receivable from the sale of products and services by the Company. Initially recognized at fair value, they are subsequently measured at amortized cost using the effective interest method, except for the component of provisionally priced commodities sales that are subsequently measured at fair value through profit or loss.

The Company applies the IFRS 9 - Financial Instruments simplified approach for measuring expected credit losses. This approach utilizes a lifetime expected loss allowance for the accounts receivable measured at amortized cost. A provision matrix, established by the Company, forms the basis for this measurement. The matrix incorporates historical credit loss experience, adjusted for forward-looking factors specific to the economic environment, and considers any financial guarantees associated with these accounts receivables.